MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                          MASSACHUSETTS INVESTORS TRUST
                    MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                                MFS(R) BOND FUND
                        MFS(R) CAPITAL OPPORTUNITIES FUND
                            MFS(R) CASH RESERVE FUND
                       MFS(R) CONSERVATIVE ALLOCATION FUND
                             MFS(R) CORE EQUITY FUND
                             MFS(R) CORE GROWTH FUND
                         MFS(R) DIVERSIFIED INCOME FUND
                           MFS(R) EMERGING GROWTH FUND
                        MFS(R) EMERGING MARKETS DEBT FUND
                       MFS(R) EMERGING MARKETS EQUITY FUND
                      MFS(R) FLOATING RATE HIGH INCOME FUND
                            MFS(R) GLOBAL EQUITY FUND
                            MFS(R) GLOBAL GROWTH FUND
                         MFS(R) GLOBAL TOTAL RETURN FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                          MFS(R) GROWTH ALLOCATION FUND
                        MFS(R) GROWTH OPPORTUNITIES FUND
                             MFS(R) HIGH INCOME FUND
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                       MFS(R) INFLATION-ADJUSTED BOND FUND
                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND
                    MFS(R) INTERNATIONAL DIVERSIFICATION FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                     MFS(R) INTERNATIONAL NEW DISCOVERY FUND
                         MFS(R) INTERNATIONAL VALUE FUND
                          MFS(R) LIFETIME(R) 2010 FUND
                          MFS(R) LIFETIME(R) 2020 FUND
                          MFS(R) LIFETIME(R) 2030 FUND
                          MFS(R) LIFETIME(R) 2040 FUND
                    MFS(R) LIFETIME(R) RETIREMENT INCOME FUND
                          MFS(R) LIMITED MATURITY FUND
                           MFS(R) MID CAP GROWTH FUND
                            MFS(R) MID CAP VALUE FUND
                         MFS(R) MODERATE ALLOCATION FUND
                            MFS(R) MONEY MARKET FUND
                           MFS(R) MUNICIPAL BOND FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                          MFS(R) MUNICIPAL INCOME FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                            MFS(R) NEW DISCOVERY FUND
                            MFS(R) NEW ENDEAVOR FUND
                            MFS(R) RESEARCH BOND FUND
                           MFS(R) RESEARCH BOND FUND J
                              MFS(R) RESEARCH FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND
                          MFS(R) STRATEGIC GROWTH FUND
                          MFS(R) STRATEGIC INCOME FUND
                           MFS(R) STRATEGIC VALUE FUND
                             MFS(R) TECHNOLOGY FUND
                            MFS(R) TOTAL RETURN FUND
                        MFS(R) UNION STANDARD EQUITY FUND
                              MFS(R) UTILITIES FUND
                                MFS(R) VALUE FUND
                          MFS(R) MUNICIPAL STATE FUNDS:
                         AL, AR, CA, FL, GA, MD, MA, MS,
                           NY, NC, PA, SC, TN, VA, WV


                        Supplement to Current Prospectus

This prospectus supplement supersedes and replaces the funds' prospectus supplement dated May 1, 2006.

Effective immediately, the following is added to each prospectus.

Legal Proceedings. On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of CityCityNew Hampshire to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund prospectuses regarding market timing and related matters.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-CV-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-MD-01620 (derivative), Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA), and Reaves v. MFS Series Trust I, et al., Case No. 1:05-CV-02220-JFM (Class B Shares). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. CityCo., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants filed separate motions to dismiss all claims of the various lawsuits (except Reaves, which has not been separately briefed). On November 3, 2005, the district judge considering the motions to dismiss the Riggs and Hammerslough actions issued memoranda indicating that he intended to grant in part and deny in part defendants' motions in these actions. Orders consistent with the court's memoranda were issued on March 1, 2006 and May 31, 2006. On February 27, 2006, the district judge considering the motion to dismiss the CityCityWalker action granted in part and denied in part such motion. On January 19, 2006, the district judge considering the Forsythe and Dumond actions denied defendants' motion to dismiss the Dumond action and granted in part (including dismissing all claims against the Trustees and Sun Life Financial, Inc.) and denied in part defendants' motion to dismiss the Forsythe action. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. It is not clear whether any amounts paid in connection with the above regulatory settlements will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.



                The date of this supplement is September 1, 2006.